Basis of Preparation and Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Going concern
Going concern
The unaudited consolidated financial statements have been prepared on a going concern basis.
We have incurred significant losses since inception and will be dependent on additional financing in order to fund our losses expected in the next 12 months, meet our existing capital expenditure commitments and our substantial debt maturities in 2023.
We have principal debt of $1,862.5 million of which $1,603.3 million matures in 2023. In July 2022, we announced that we had reached agreements in principle with our secured creditors to extend the debt maturing in 2023 to 2025, subject to the respective boards' and credit committees' approvals and binding documentation. As part of these agreements, we contemplate to repay the $310.5 million outstanding on our $450 million Syndicated Facility and $100 million New Bridge Facility collateralized by eight rigs and replace it with a (i) $150 million bilateral facility provided by the existing lender in the facilities DNB Bank ASA, secured by five rigs and (ii) a repayment of the remaining balance with the proceeds of the August Equity Offering. We have also received a commitment from a syndicate of existing lender which would make available a $107.5 million facility secured by three rigs, if required, pursuant to a conditional backstop agreement, however the Company does not expect to utilize this facility, given the size of the offering we have priced.
In addition, the agreements in principle contemplate a $45.0 million pay down of the Hayfin Facility ($30 million upon completion of an equity financing and the remaining $15 million by the end of 2022). The agreements in principle with our secured creditors provide for amending the maturity date of all secured debt to 2025 and also provide for certain payments to PPL and Keppel upon completion of the contemplated August Equity Raise. The agreement with Keppel also contemplates a deferral of the delivery dates for two newbuild rigs and an agreement by Keppel to the sale of the other three newbuild rigs we have agreed to purchase. These agreements are still subject to the creditors board’s approvals and binding documentation and the final terms may be different.

On August 10, 2022 the Company announced that it had priced a public equity offering of $250 million of its common shares with proceeds being used to consummate the refinancing described above, with its lenders under its Syndicated Facility, New Bridge Facility, Hayfin Facility and shipyard delivery financing arrangements with Keppel and PPL and for general corporate purposes. Closing of the offering is subject to increasing the Company's authorized share capital and the Company entering into binding term sheets or other binding agreements with (or obtaining commitments from) all applicable secured lenders, no later than August 16, 2022.
Furthermore, on June 27, 2022, we announced we have entered into a letter of intent for the sale of three newbuilding jack-ups for $320.0 million, subject to various conditions, including entering into an agreement to give effect to the LOI. Negotiations continue under the LOI with the intention that the final proceeds from the sale would be used to pay the delivery installments of the three newbuilding jack-up rigs and further eliminate the associated activation costs that would have applied in the future.
We have received extensions of covenant waivers to implement the Refinancing, which waivers extend to August 10, 2022 and are then automatically extended to (i) August 18, 2022 if we enter into binding term sheets or other binding agreements in respect of the Refinancing by August 10, 2022 and (ii) to September 15, 2022 if we receive on or prior to August 18, 2022 commitments (subject only to completion of the transaction contemplated by the Refinancing term sheets) for the issuance of additional ordinary shares with gross proceeds of at least $150 million. We believe that this waiver has been automatically extended as a consequence of the execution of the underwriting agreement for the August Equity Offering.
In July 2021, we established an ATM program under which we may offer and sell from time to time up to $40.0 million of our common shares to be listed on the New York Stock Exchange. As at July 31, 2022, we have sold 2,350,000 shares, raising $8.8 million in net proceeds under the ATM program. On December 28, 2021, as contemplated by the December 2021 agreements in principle with the shipyard creditors, outlined above, the Company launched a private placement which closed in January 2022, raising net proceeds of $28.9 million.
The sale of shares under our ATM program and equity raise have improved our liquidity situation, however, our ability to continue as a going concern is dependent on a continuing improvement in the jack-up drilling market and securing our rigs on accretive contracts, in addition to being able to defer or refinance our debt maturities to at least 2025, complete the August Equity Raise and enter into a definitive sales agreement for the sale of the three newbuilding rigs noted above. While we have agreements in principle in place with all the secured creditors to extend the majority of secured debt to 2025, these agreements remain subject to approvals and binding documentation to extend all maturities to at least 2025. In addition, while we have priced our August Equity Raise in the amount of $250.0 million, the closing of the offering is subject to various closing conditions. As such, we have concluded that a substantial doubt exists over our ability to continue as a going concern. The financial statements included in this report do not include any adjustments that might result from the outcome of this uncertainty.
We will continue to explore additional financing opportunities and strategic sale of a limited number of modern jack-ups or joint ventures in order to further strengthen the liquidity of the Company. While we have confidence that these actions will enable us to better manage our liquidity position, and we have a track record of delivering additional financing and selling rigs and joint ventures, there is no guarantee that any additional financing or sale measures will be concluded successfully.

Basis of preparation
Basis of preparation
The unaudited consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The unaudited consolidated financial statements do not include all of the disclosures required under U.S. GAAP in the annual consolidated financial statements, and should be read in conjunction with our audited annual financial statements for the year ended December 31, 2021, which are included in our annual report on Form 20-F for the fiscal year ended December 31, 2021, filed with the Securities and Exchange Commission on April 11, 2022. The consolidated balance sheet data for December 31, 2021 was derived from our audited annual financial statements. The amounts are presented in millions of United States dollars ("U.S. dollar" or "$"), unless otherwise stated. The financial statements have been prepared on a going concern basis and in management's opinion, all adjustments necessary for a fair statement are reflected in the interim periods presented.
On December 14, 2021, the Board of Directors approved a 2-to-1 reverse share split of the Company’s shares. Upon effectiveness of the Reverse Split, every two shares of the Company’s issued and outstanding common shares, par value $0.05 per share was combined into one issued and outstanding common share, par value $0.10 per share. Unless otherwise indicated, all share and per share data in these unaudited consolidated financial statements have been adjusted to give effect of our Reverse Share Split and is approximate due to rounding.

Use of estimates
Use of estimates
The preparation of financial statements in accordance with U.S. GAAP requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Adoption of new accounting standards and Accounting pronouncements that have been issued but not yet adopted
Adoption of new accounting standards
In August 2020, the Financial Accounting Standards Board ("FASB") issued ASU 2020-06 Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging— Contracts in Entity’s Own Equity (Subtopic 815-40). The amendments simplify the issuer’s accounting for convertible instruments and its application of the equity classification guidance. The new guidance eliminates some of the existing models for assessing convertible instruments, which results in more instruments being recognized as a single unit of account on the balance sheet and expands disclosure requirements. The new guidance simplifies the assessment of contracts in an entity’s own equity and existing EPS guidance in ASC 260. These amendments are effective from January 1, 2022. There was no impact resulting from these amendments on our unaudited consolidated financial statements or related disclosures as presented in this interim set of accounts for the six months ended June 30, 2022.
In May 2021, the FASB issued ASU 2021-04 Earnings Per Share (Topic 260), Debt— Modifications and Extinguishments (Subtopic 470-50), Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging —Contracts in Entity’s Own Equity (Subtopic 815-40). The amendments clarify the issuer's recognition and measurement considerations resulting from exchanges or modifications to freestanding instruments (written call options) classified in equity. Such exchanges or modifications are treated as adjustments to the cost to raise debt, to the cost to raise equity or as share based payments (ASC 718) when issued to compensate for goods or services. If not treated as costs of debt funding, equity funding or share-based payments, it results in an adjustment to EPS/net income (loss). These amendments are effective from January 1, 2022. There was no impact resulting from these amendments on our unaudited consolidated financial statements or related disclosures as presented in this interim set of accounts for the six months ended June 30, 2022.
In July 2021, the FASB issued ASU 2021-05 Leases (Topic 842) - Lessors - Certain leases with Variable Lease Payments. The amendments affect lessors with lease contracts that have variable lease payments that do not depend on a reference index or a rate and would have resulted in the recognition of a selling loss at lease commencement if classified as sales-type or direct financing leases. The new guidance amends the lease classification requirements where lessors should classify and account for a lease with variable lease payments that do not depend on a reference index or a rate as an operating lease if certain criteria are met. When a lease is classified as operating, the lessor does not recognize a net investment in the lease, does not recognize the underlying asset, and, therefore, does not recognize a selling profit or loss. These amendments are effective from January 1, 2022. There was no impact resulting from these amendments on our unaudited consolidated financial statements or related disclosures as presented in this interim set of accounts for the six months ended June 30, 2022.
In November 2021, the FASB issued ASU 2021-10 Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance. The amendments in this Update require the following annual disclosures about transactions with a government that are accounted for by applying a grant or contribution accounting model by analogy: (i) information about the nature of the transactions and the related accounting policy used to account for the transactions, (ii) the line items on the balance sheet and income statement that are affected by the transactions, and the amounts applicable to each financial statement line item and (iii) significant terms and conditions of the transactions, including commitments and contingencies. These amendments are effective from January 1, 2022. There was no impact resulting from these amendments on our unaudited consolidated financial statements or related disclosures as presented in this interim set of accounts for the six months ended June 30, 2022.
Accounting pronouncements that have been issued but not yet adopted

Standard	Description	Date of Adoption	Effect on our Consolidated Financial Statements or Other Significant Matters
ASU 2021-08 Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers	The amendments in this Update require acquiring entities to apply Topic 606 to recognize and measure contract assets and contract liabilities in a business combination. The amendments in this Update improve comparability for both the recognition and measurement of acquired revenue contracts with customers at the date of, and after, a business combination. The amendments improve comparability after the business combination by providing consistent recognition and measurement guidance for revenue contracts with customers acquired in a business combination and revenue contracts with customers not acquired in a business combination.	January 1, 2023	Under evaluation
ASU 2022-01 Derivatives and Hedging (Topic 815): Fair Value Hedging—Portfolio Layer Method	The amendments clarify the accounting for, and promote consistency in, the reporting of hedge basis adjustments applicable to both a single hedged layer and multiple hedged layers as follows:
1) An entity is required to maintain basis adjustments in an existing hedge on a closed portfolio basis (that is, not allocated to individual assets).
2) An entity is required to immediately recognize and present the basis adjustment associated with the amount of the de-designated layer that was breached in interest income. In addition, an entity is required to disclose that amount and the circumstances that led to the breach.
3) An entity is required to disclose the total amount of the basis adjustments in existing hedges as a reconciling amount if other areas of GAAP require the disaggregated disclosure of the amortized cost basis of assets included in the closed portfolio.
	4) An entity is prohibited from considering basis adjustments in an existing hedge when determining credit losses.	January 1, 2023	Under evaluation
ASU 2022-02 Financial Instruments—Credit Losses (Topic 326)
The amendments eliminate the accounting guidance for troubled debt restructurings by creditors that have adopted the Current Expected Credit Losses (CECL) model and enhance the disclosure requirements for loan refinancing and restructurings made with borrowers experiencing financial difficulty. In addition, the amendments require a public business entity to disclose current-period gross write offs for financing receivables and net investment in leases by year of origination in the vintage disclosures.
		January 1, 2023	Under evaluation

As of August 11, 2022, the FASB have issued further updates not included above. We do not currently expect any of these updates to have a material impact on our consolidated financial statements and related disclosures either on transition or in future periods.